Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Focused Alpha Large-Cap Fund

(the “Fund”)

Supplement dated October 30, 2017, to the Fund’s

Prospectus dated February 28, 2017, as supplemented and amended to date

In the section entitled “Fund Highlights: AIG Focused Alpha Large-Cap Fund,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Thomas F. Marsico	2012	Portfolio Manager, Chief Executive Officer and Chief Investment Officer (Marsico)
Todd Burnside	2017	Director and Portfolio Manager (BlackRock)

In the section entitled “Fund Management,” the table on page 30 is deleted in its entirety and replaced with the following:

Fund	Name, Title and Affiliation of Portfolio Manager	Experience
AIG Focused Multi-Cap Growth Fund	Thomas F. Marsico, Portfolio Manager, Chief Executive Officer and Chief Investment Officer (Marsico)	Mr. Marsico is the Founder, Chief Executive Officer and Chief Investment Officer of Marsico. Mr. Marsico has over 35 years of experience in the investment management field as a securities analyst and a portfolio manager.

	Ronald Baron, Portfolio Manager, Chairman, Chief Executive Officer and Chief Investment Officer (BAMCO)	Mr. Baron is the Founder, Chairman, Chief Executive Officer and Chief Investment Officer of BCG and its subsidiaries. BAMCO, established in 1987, is one of its subsidiaries. Mr. Baron has managed money for others on a discretionary basis since 1975. In 1982, he established Baron Capital, Inc. and was the founding Portfolio Manager of several Baron Mutual Funds.

AIG Focused Alpha Large-Cap Fund	Thomas F. Marsico, Portfolio Manager, Chief Executive Officer and Chief Investment Officer (Marsico)	See the AIG Focused Multi-Cap Growth Fund above.

	Todd Burnside, Director and Portfolio Manager (BlackRock)	Mr. Burnside joined BlackRock in 2008. Previously, he was an analyst with Morgan Stanley Investment Management from 2003 to 2008, where he was responsible for covering US large cap industrials and consumer stocks. Prior to that, he was a software equity analyst with Prudential Securities from 1999 to 2001. He began his career as an analyst with Nasdaq-Amex in 1997.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118FAF_2-17

Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Focused Alpha Large-Cap Fund

(the “Fund”)

Supplement dated October 30, 2017, to the Fund’s

Statement of Additional Information (“SAI”) dated February 28, 2017, as supplemented and amended to date

In the section entitled “Information Regarding the Portfolio Managers, Personal Securities Trading, Distributor and Servicing Agent” on page 37 of the SAI, the information with respect to Peter Stournaras in the table captioned “Other Accounts Managed by the Portfolio Managers” is deleted in its entirety and replaced with the following:

			Number of Other Accounts Managed and Total Assets by Account ($ millions except as noted)			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based ($ millions except as noted)
Fund	Advisers / Subadvisers	Portfolio Manager	RICs	OPIs	OAs	RICs	OPIs	OAs
Focused Alpha Large-Cap Fund	BlackRock	Todd Burnside	2 $1,040	7 $1,700	$0 0	$0 0	$0 0	$0 0

The information in the table above is as of September 30, 2017.

In the section entitled “Information Regarding the Portfolio Managers, Personal Securities Trading, Distributor and Servicing Agent” on page 38 of the SAI, the information with respect to Peter Stournaras in the table under the heading “Portfolio Manager Ownership of Fund Shares” is deleted in its entirety and replaced with the following:

Fund	Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed By the Named Portfolio Manager
Focused Alpha Large-Cap Fund	Todd Burnside	None

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_FAFSAI_2-17